Deposits - Scheduled Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits [Line Items]
2013	$ 46,715
2014	28,461
2015	20,989
2016	1,724
2017	279
Thereafter
Total	$ 98,168